Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2016-A

Asset-Backed Notes, Series 2016-A

Sample Lease Agreed-Upon Procedures

Report To:

World Omni Auto Leasing LLC

World Omni Financial Corp.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Mitsubishi UFJ Securities (USA), Inc.

Wells Fargo Securities, LLC

29 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

World World Omni Auto Leasing LLC

World Omni Financial Corp.

190 Jim Moran Boulevard

Deerfield Beach, Florida 33442

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Mitsubishi UFJ Securities (USA), Inc.

1251 Avenue of the Americas, 6th Floor

New York, New York 10020

Wells Fargo Securities, LLC

550 S. Tyron Street

Charlotte, North Carolina 28202

Re:	World Omni Automobile Lease Securitization Trust 2016-A
Asset-Backed Notes, Series 2016-A (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist World Omni Auto Leasing LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of new automobile and light-duty truck leases and the related leased vehicles (the “Leases”) relating to the World Omni Automobile Lease Securitization Trust 2016-A securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, World Omni Financial Corp. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:

i.	“WOL2016A.txt” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain new automobile and light-duty truck leases and the related leased vehicles (the “Preliminary Leases”) as of 3 June 2016 (the “Preliminary Cutoff Date”),

ii.	“WOL2016A_2.txt” and the corresponding record layout and decode information (the “Data File,” together with the Preliminary Base Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information on the Leases as of 22 June 2016 (the “Cutoff Date”) and

iii.	“LST Make and Model Mapping.xlsx” (the “Vehicle Make and Vehicle Model Mapping File,” together with the Provided Data Files, the “Provided Files”) that the Sponsor, on behalf of the Depositor, indicated contains decode information relating to the vehicle make and vehicle model of each Preliminary Lease and Lease, as shown on the Preliminary Base Data File and Data File, respectively,

b.	Instructions, assumptions and methodologies (the “FICO Score Methodology”), which are shown on Exhibit 1 to Attachment A, that the Sponsor, on behalf of the Depositor, indicated relate to the calculation of the FICO score for each Preliminary Lease and Lease,

c.	Imaged copies of the:

i.	Closed-end motor vehicle lease agreement, closed end dealer lease worksheet, lease worksheet checklist, amendment or correction notice (as applicable and collectively, the “Lease Contract”),

ii.	Certain printed screen shots from the Sponsor’s computerized lease servicing system (the “System Screen Shots”),

iii.	Certificate of title or electronic title (as applicable and collectively, the “Title”),

iv.	Agreement to furnish an insurance policy or agreement to provide accidental physical damage insurance (as applicable and collectively, the “Insurance Agreement”) and

v.	Borrower credit application (the “Credit Application,” together with the Lease Contract, System Screen Shots, Title and Insurance Agreement, the “Source Documents”)

relating to each Sample Lease (as defined in Attachment A),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Final Data File (both as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Files, FICO Score Methodology, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files, Preliminary Data File or Final Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Vehicle Make and Vehicle Model Mapping File, FICO Score Methodology, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originators of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 June 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, using:

a.	Information on the Vehicle Make and Vehicle Model Mapping File and

b.	The FICO Score Methodology,

we:

i.	Updated the information for each Preliminary Lease on the Preliminary Base Data File with the corresponding vehicle make and vehicle model and

ii.	Appended the information for each Preliminary Lease on the Preliminary Base Data File with the corresponding FICO score, which we calculated using the FICO Score Methodology.

The Preliminary Base Data File, as adjusted, is hereafter referred to as the “Preliminary Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 135 Preliminary Leases from the Preliminary Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Leases that we were instructed to randomly select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 135 Sample Leases are referred to as Sample Lease numbers 1 through 135.

3.	For each Sample Lease, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Lease Contract was labeled as a “closed-end lease.”

c.	We observed that the corresponding Lease Contract was originated by a dealer located in Alabama, Florida, Georgia, North Carolina or South Carolina.

d.	We observed that the corresponding Lease Contract contained a signature in the borrower signature section of the Lease Contract. We performed no procedures to determine the validity of the signature contained in the borrower signature section of the Lease Contract.

e.	We observed that “AL Holding Corp.” was the named lien holder or owner on the corresponding Title or that the lien holder had assigned the collateral to “AL Holding Corp.” on the corresponding Title.

f.	We observed the existence of an Insurance Agreement.

g.	We observed the existence of a Credit Application.

4.	As instructed by the Sponsor, on behalf of the Depositor, using:

a.	Information on the Vehicle Make and Vehicle Model Mapping File,

b.	The FICO Score Methodology and

c.	The additional instruction provided by the Sponsor, on behalf of the Depositor, that is described in the final paragraph of this Item 4.,

we:

Attachment A

i.	Updated the information for each Lease on the Data File with the corresponding vehicle make and vehicle model and

ii.	Appended the information for each Lease on the Data File with the corresponding FICO score, which we calculated using the FICO Score Methodology.

The Data File, as adjusted, is hereafter referred to as the “Final Data File.”

For the purpose of using the FICO Score Methodology for this procedure, the Sponsor, on behalf of the Depositor, instructed us to replace any reference to “Preliminary Base Data File” and “Preliminary Lease” in the FICO Score Methodology with “Data File” and “Lease,” respectively.

5.	For each automobile and light-duty truck lease and the related leased vehicle on the Preliminary Data File, we compared the lease number (the “Lease Number”), as shown on the Preliminary Data File, to the corresponding Lease Number, as shown on the Final Data File, and noted that:

a.	3,697 of the Leases included on the Final Data File were not included on the Preliminary Data File,

b.	315 of the Preliminary Leases included on the Preliminary Data File were not included on the Final Data File (the “Removed Preliminary Leases”)

c.	None of the Removed Preliminary Leases were Sample Leases.

6.	For each Sample Lease, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information, as shown on the Final Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

FICO Score Methodology

For the purpose of calculating the FICO score for each Preliminary Lease, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the applicant’s FICO score, as shown on the Preliminary Base Data File, as the FICO score for Preliminary Leases with an applicant’s FICO score value that is greater than “0,” as shown on the Preliminary Base Data File,

b.	Use the co-applicant’s FICO score, as shown on the Preliminary Base Data File, as the FICO score for Preliminary Leases with an applicant’s FICO score value of “0” and a co-applicant’s FICO score value that is greater than “0,” both as shown on the Preliminary Base Data File, and

c.	Use a value of “0” as the FICO score for Preliminary Leases with an applicant’s FICO score value of “0” and a co-applicant’s FICO score value of “0,” both as shown on the Preliminary Base Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described above.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Lessee name	Lease Contract or	i., ii., iii.
System Screen Shots

Billing state	Lease Contract

Origination state	Lease Contract

Vehicle year	Lease Contract

Vehicle make	Lease Contract	i., iv., v.

Vehicle model	Lease Contract	i., iv., v.

Vehicle identification number	Lease Contract

Contract date	Lease Contract

Residual value	Lease Contract

Original lease term	Lease Contract

Adjusted capitalized cost	Lease Contract	vi.

Monthly payment	Lease Contract	vi.

Manufacturer’s suggested retail price (“MSRP”)	Lease Contract or	vii., viii.
System Screen Shots

Total depreciation	Lease Contract	vi.

Monthly depreciation	(a) Lease Contract and recalculation or	vi., ix., x.
(b) Lease Contract

Maturity date	Lease Contract and recalculation	xi., xii.

FICO score	System Screen Shots	xiii.

Exhibit 2 to Attachment A

Notes:

i.	For the purpose of comparing the lessee name, vehicle make and vehicle model Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, spelling or truncation.

ii.	For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease (except for Sample Lease number 73), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

iii.	For the purpose of comparing the lessee name Sample Characteristic for Sample Lease number 73, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv.	For the purpose of comparing the vehicle make and vehicle model Sample Characteristics for each Sample Lease (except for Sample Lease numbers 1 and 4), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

v.	For the purpose of comparing the vehicle make and vehicle model Sample Characteristics for Sample Lease numbers 1 and 4, the Sponsor, on behalf of the Depositor, instructed us to note agreement with vehicle make and vehicle model values of “SCION” and “FR-S,” respectively, as shown on the Preliminary Data File, if the corresponding vehicle make and vehicle model values are “TOYOTA” and “FR-S,” respectively, as shown on the Lease Contract.

vi.	For the purpose of comparing the adjusted capitalized cost, monthly payment, total depreciation and monthly depreciation Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

vii.	For the purpose of comparing the MSRP Sample Characteristic for each Sample Lease (except for Sample Lease numbers 9, 42 and 79), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

viii.	For the purpose of comparing the MSRP Sample Characteristic for Sample Lease numbers 9, 42 and 79, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

ix.	For the purpose of comparing the monthly depreciation Sample Characteristic for each Sample Lease (except for Sample Lease numbers 3, 5, 7, 24, 25, 28, 34, 38, 49, 52, 53, 88, 93, 110 and 115), the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly depreciation by dividing the:

a.	Total depreciation by

b.	Original lease term,

both as shown on the Lease Contract.

x.	For the purpose of comparing the monthly depreciation Sample Characteristic for Sample Lease numbers 3, 5, 7, 24, 25, 28, 34, 38, 49, 52, 53, 88, 93, 110 and 115, the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

xi.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease (except for Sample Lease numbers 63, 64, 122, 123, 124 and 125, collectively, the “February Sample Leases”), the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Original lease term to

b.	Contract date,

both as shown on the Lease Contract.

Additionally, for the purpose of this procedure, if the calculation described above results in a maturity date value that falls on the 29th, 30th or 31st day of the month, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the maturity date, as shown on the Preliminary Data File, is the 1st or 2nd day of the following month.

xii.	For the purpose of comparing the maturity date Sample Characteristic for each February Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:

a.	Original lease term to

b.	Date which is two days after the contract date,

both as shown on the Lease Contract.

Exhibit 2 to Attachment A

xiii.	For Sample Leases with a FICO score value of “0,” as shown on the Preliminary Data File (the “Zero FICO Score Sample Leases”), the Sponsor, on behalf of the Depositor, instructed us not to perform any procedures relating to the FICO score Sample Characteristic.

The Sponsor, on behalf of the Depositor, provided the below explanation as the reason the Zero FICO Score Sample Leases have a FICO score value of “0,” as shown on the Preliminary Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the information below that was provided by the Sponsor, on behalf of the Depositor.  In the paragraph below, all references to “we” refer to the Sponsor.

“This account was either, a payoff and delete which was rebooked due a booking discrepancy, or an associate account. When we rebook accounts the FICO is not pulled again which is why it shows up as a “0” on data tape.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

38	Original lease term	36	24

42	MSRP	26,175	26,724

54	Contract date	12/24/2015	12/27/2015

79	MSRP	19,625	19,924

Exhibit 4 to Attachment A

Sample Characteristic Differences between the Preliminary Data File and Final Data File

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Final Data File Value

38	Original lease term	36	24

42	MSRP	26,175	26,724

54	Contract date	12/24/2015	12/27/2015

73	Lessee name	[Redacted]	[Redacted]

79	MSRP	19,625	19,924

82	Lessee name	[Redacted]	[Redacted]

88	Lessee name	[Redacted]	[Redacted]